CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Total net income (loss)	$ 2,792	$ 2,947
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(204)	(564)
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	658	489
Reclassifications to net income (loss)	(339)	(120)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(15)	33
Reclassifications to net income (loss)	9	(19)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(9)	(9)
Total items that may be reclassified subsequently to income	100	(190)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	22	(42)
Total items that will not be reclassified subsequently to income	22	(42)
Total other comprehensive income (loss)	122	(232)
Total comprehensive income (loss)	2,914	2,715
Less: Participating policyholders' comprehensive income (loss)	277	227
Non-controlling interests’ comprehensive income (loss)	11	4
Shareholders’ comprehensive income (loss)	2,626	2,484
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	(16)	0
Unrealized gains (losses) on available-for-sale assets	(180)	(110)
Reclassifications to net income for available-for-sale assets	87	31
Unrealized gains (losses) on cash flow hedges	2	(13)
Reclassifications to net income for cash flow hedges	1	8
Total items that may be reclassified subsequently to income	(106)	(84)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(8)	21
Total items that will not be reclassified subsequently to income	(8)	21
Total income tax benefit (expense) included in other comprehensive income (loss)	$ (114)	$ (63)